Income Tax Expense - Summary of Net Profit (Loss) Before Income Taxes and Non-controlling Interest (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Profit / (loss) for the year	€ 40,548	€ (27,959)	[1]
Actual tax charge	7,429	2,886	[1]
IRES [member]
Disclosure Of Income Taxes [line items]
Expected tax benefit (expense) at statutory tax rates	(9,732)	6,710
Tax exempt income	1,665	952
Aggregate effect of different tax rates in foreign jurisdictions	208	25
Italian regional tax	(46)	(39)
Non-deductible expenses	(2,667)	(1,972)
Tax effect on unremitted earnings	(1,252)	(1,998)
Non taxable gain from disposal and loss of control of a subsidiary	17,193
Chinese withholding tax on income not recoverable	(4,458)
Tax audit settlement for other taxes		930
Effect of net change in deferred tax assets unrecognised	(8,340)	(7,494)
Actual tax charge	(7,429)	(2,886)
Domestic [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) for the year	40,822	(28,358)
Foreign [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) for the year	€ (274)	€ 399

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.